Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial Risk Management Objectives and Policies	Financial Risk Management Objectives and Policies
GlobalFoundries has implemented a capital management policy which aims to ensure the preservation of capital and the maintenance of sufficient liquidity necessary to fund operations while balancing the need for appropriate returns. The policy limits permissible investments and credit quality. The Company manages its capital structure in light of changes in economic circumstances and monitors its ability to meet business needs using a gearing ratio calculated as net debt divided by total capital plus net debt. Included within net debt are interest bearing loans and borrowings and obligations under leases, less bank balances, cash and marketable securities. Capital includes total equity including non-controlling interests less cumulative changes in fair value.
Interest-bearing loans and borrowings have certain financial covenants. Restrictive covenants in the Company’s credit facilities may prevent or limit the Company’s ability to incur additional indebtedness, pay dividends or make distributions, acquire, transfer or otherwise dispose of assets, or pursue certain transactions or business strategies.
Risks Arising from Financial Instruments – The main risks arising from the Company’s financial instruments are market risk (including foreign currency risk, interest rate risk and commodity price risk), credit risk and liquidity risk. The Board of Directors reviews and approves policies for managing each of these risks which are summarized below.
Market Risk – Market price risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise commodity risk, interest rate risk, and foreign currency risk.
Commodity Risk – Although the Company operates facilities that consume commodities, the Company’s exposure to commodity price risk is not material. The Company has established forecasted transaction risk management programs to protect against fluctuations in commodity prices and may use commodity derivatives contracts, such as commodity swaps, in these hedging programs. However, in countries where there is increased dependency on imported energy, the potential for unexpected supply-driven price spikes in the short term exists. Our hedging programs generally protect us against short-term spikes in prices due to higher near-term minimum and maximum hedging requirements. In addition, the Company has sourcing plans in place that are designed to mitigate the risk of a potential supplier concentration for its key commodities.
Interest Rate Risk – The Company’s exposure to market risk for changes in interest rates relates primarily to interest-earning financial assets and interest-bearing financial liabilities. The Company’s interest-earning financial assets are mostly highly liquid investments and include money market funds, marketable securities and time deposits. As these financial assets have weighted-average maturities of less than one year, the Company’s exposure to interest risk is not material. The Company’s interest-bearing financial liabilities include fixed and floating rate loans and lease obligations. Floating rate loans bear interest at Base Rate or SOFR or EURIBOR plus a fixed premium. The Company uses pay-fixed / receive-float interest rate swaps to protect itself against adverse fluctuations in interest rates and to reduce its exposure to variability in cash flows from forecasted interest payments on its floating-rate debt facility to the extent that it is practicable and cost effective to do so.
A hypothetical change in benchmark interest rates of 10% from current rates would not have a material impact on the consolidated statements of operations for the years ended December 31, 2025, 2024 and 2023, after taking into account interest rate hedges.
Foreign Currency Risk – As a result of foreign operations, the Company has balance sheet positions and expected future transactions denominated in foreign currencies, primarily EUR, SGD and JPY. The Company uses foreign currency forward contracts to reduce earnings volatility resulting from its exposure to movements in exchange rates. The Company also uses cross-currency swaps and cross-currency interest rate swaps to reduce its exposure to movements in exchange rates from its foreign currency denominated debt to the extent that it is practicable to do so.
A hypothetical 10% change in the relative value of the U.S. dollar to other currencies would not have a material impact on the consolidated statements of operations for the years ended December 31, 2025, 2024 and 2023, after taking into account foreign currency hedges.
Credit Risk – Credit risk can be defined as the risk of suffering financial loss from financial instruments due to the failure by a counterparty to fulfill an obligation. Financial instruments that subject the Company to concentrations of credit risk include investments and cash equivalents, accounts receivable and derivatives. The Company generally places investments with high-credit-quality counterparties and, by policy, limits the amount of credit exposure to any one counterparty based on an analysis of that counterparty's relative credit standing. As required per the investment policy, substantially all of the Company’s investments in debt instruments are in investment-grade instruments. Counterparty credit-rating criteria for derivatives are similar to those for other investments.
The Company generally does not require collateral to secure accounts receivable. Credit risk with respect to trade receivables is mitigated by credit evaluations the Company performs on its customers, the short duration of payment terms for the significant majority of its customer contracts and by the diverse nature of the Company’s customer base. The expected credit losses of trade and other receivables are not significant.
The Company’s ten largest customers account for approximately 72.3% and 80.1% of the outstanding trade receivables balance as of December 31, 2025 and 2024, respectively. The Company considers the concentration of credit risk for the remaining accounts receivable not material.
Liquidity Risk – The Company monitors its risk of a shortage of funds by monitoring its cash flow situation. Ongoing cash forecasting and review processes have been set up to determine the amount of internal and external funding needed in order to meet the Company’s financial obligations as they become due. The Company has set up a process of mid- and long-term financial planning. The Company’s financing structure, including maturities of debt, is determined in response to the financing requirements identified with the long-term business planning process.
The following table summarizes the maturity profile of the Company’s financial liabilities:

(in millions)	Carrying Value	Contractual Cash Flows	1 Year or Less	2 to 5 Years	Greater than 5 Years
December 31, 2024
Loans and borrowings	$1,806	$1,967	$755	$416	$796
Lease obligations	514	666	110	206	350
Derivative liabilities	62	62	54	8	—
Trade payables and other liabilities	1,353	1,353	1,112	222	19
Total	$3,735	$4,048	$2,031	$852	$1,165
December 31, 2025
Loans and borrowings	$1,151	$1,302	$101	$350	$851
Lease obligations	556	715	91	225	399
Derivative liabilities	37	37	28	9	—
Trade payables and other liabilities	1,540	1,540	1,321	208	11
Total	$3,284	$3,594	$1,541	$792	$1,261
In preparing the maturity profile, undiscounted interest payments are calculated based on contractual interest rates where these are fixed, or in the case of discounted liabilities for leases, based on the interest rate implicit in the financing arrangement. For variable interest arrangements, undiscounted payments are determined based on the interest rate prevailing at the reporting date.
Assets and Liabilities Measured at Fair Value – The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:
Level 1 – observable inputs such as quoted prices in active markets for identical assets or liabilities
Level 2 – inputs other than quoted prices in active markets in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for similar assets or liabilities that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability
Level 3 – unobservable inputs for which little or no market data exists, therefore requiring management judgment to develop the Company’s own models with estimates and assumptions
Cash Equivalents – Cash equivalents include investments in government obligation-based money market funds, other money market instruments and interest-bearing deposits with initial or remaining terms of three months or less. The fair value of cash equivalents approximates its carrying value due to the short-term nature of these instruments.
Equity Securities – Equity securities consist of non-marketable investments in private companies and are classified within Level 3. These securities are initially measured at cost, which approximates fair value, and subsequently re-measured though profit and loss based on recent observable transactions when available.
Marketable Securities – Marketable securities utilizing Level 1 and Level 2 inputs include U.S. Treasury Securities, U.S. Government Sponsored Enterprises, floating rate securities, money market mutual funds, corporate debt instruments and other Notes, bonds or debt securities issued by non-U.S. sovereign or multilateral entities, as these securities all have quoted prices in active markets.
Derivatives – Derivative contracts are classified within Level 2. The fair values of these contracts are determined using observable market inputs, including exchange rates, interest rates, commodity prices and maturity dates to generate pricing curves, which are used to value the positions. The market inputs are generally actively quoted and can be validated through external sources. For derivative positions with maturity dates which fall between the dates of quoted prices, interpolation of rate or maturity scenarios are used in determining fair values.
Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurement at Reporting Date Using

(in millions)	Total	Quoted Prices Identical Assets / Liabilities (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2024
Assets:
Cash equivalents(1)	$1,174	$1,174	$—	$—
Investments in equity securities(2)	$25	$—	$—	$25
Investments in marketable securities(3)	$2,033	$537	$1,496	$—
Derivatives(4)	$68	$—	$68	$—

Liabilities:
Derivatives(4)	$62	$—	$62	$—

December 31, 2025
Assets:
Cash equivalents(1)	$1,331	$1,331	$—	$—
Investments in equity securities(2)	$101	$—	$—	$101
Investments in marketable securities(3)	$2,181	$565	$1,616	$—
Derivatives(4)	$161	$—	$161	$—

Liabilities:
Derivatives(4)	$37	$—	$37	$—
(1)Included in cash and cash equivalents on the Company’s consolidated statements of financial position.
(2)Included in current and non-current receivables, prepayments and other assets on the Company’s consolidated statements of financial position.
(3)Consists of investments in marketable debt securities such as government, agency, and corporate bonds. Included in current and non-current marketable securities on the Company’s consolidated statements of financial position.
(4)Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity swaps. Included in other current and non-current financial assets and liabilities on the Company’s consolidated statements of financial position.
For assets and liabilities that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. There were no transfers between Level 1, Level 2 or Level 3 fair value measurements during the year ended December 31, 2025.
Assets Measured and Recorded at Fair Value on a Non-Recurring Basis
Certain assets such as investments in equity securities, intangible assets and property, plant and equipment, and other non-financial assets, are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period.
Financial Instruments Not Recorded at Fair Value on a Recurring Basis
Financial instruments not recorded at fair value on a recurring basis include grants receivable, loans receivable, lease obligations and the current and non-current portions of the Company’s long-term debt which are measured at amortized cost.
The following shows the carrying and fair values of the Company’s financial liabilities at amortized cost (“FLAC”) not recorded at fair value on a recurring basis. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

(in millions)		December 31, 2025		December 31, 2024
Financial Liability	Category	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other long-term debt	FLAC	$1,151	$1,156	$1,806	$1,736
Total		$1,151	$1,156	$1,806	$1,736
Estimated fair values of loans and borrowings are based on quoted prices for similar liabilities for which significant inputs are observable and represents Level 2 valuation. The fair values are estimated based on the type of loan and maturity. The Company estimates the fair value using market interest rates for the Company’s debts with similar maturities.